Net Revenue - Disaggregated Revenues (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	$ 6,750	$ 7,392	$ 8,108
Smart Mobile Devices
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	3,048
Communications Infrastructure & Datacenter
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	577
Home and Industrial IoT
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	1,267
Automotive
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	1,206
Non wafer revenue and other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	652
Revenue recognized over time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	484	471	445
Revenue recognized at a point in time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	6,266	6,921	7,663
Water Fabrication
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	6,098	6,536	7,301
Non wafer revenue
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	$ 652	$ 856	$ 807